COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Capital commitments
Future materials purchase commitments
Total	$ 127.0
Materials purchase commitments
Future materials purchase commitments
2012	497
2013	1,430
2014	1,626
2015	1,889
2016	1,860
Thereafter	7,217
Total	$ 14,519.0
Period of contract (in years)	9